Lease liabilities (non-current and current) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Summary of non-current and current portion of the lease liabilities

The non-current and current portion of the lease liabilities as at December 31, 2021 and 2020 is as follows:

	31/12/21	31/12/20
Non-current portion of the lease liabilities	46,592	43,137
Current portion of the lease liabilities	10,546	10,456
Total	57,138	53,593

Summary of Changes in Carrying Amount of Lease Liabilities

Changes in the carrying amount of the lease liabilities for the year ended December 31, 2021 and 2020 are reported in the following tables.

	31/12/21	31/12/20
Balance at beginning of year	53,593	57,367
Additions for new leases	3,194	10,083
Interest expenses	2,603	2,589
Lease payments	(12,693)	(12,496)
Disposal of leases	(58)	(260)
Adjustments due to remeasurements	9,084	850
Adjustments due to modifications	41	(327)
Covid-19 rent concessions	(1,515)	(1,799)
Effect of translation adjustments	2,889	(2,414)
Balance at end of year	57,138	53,593

Summary of Maturity Analysis of Contractual Undiscounted Cash Flows of Lease Liabilities

The maturity analysis of the contractual undiscounted cash flows of the lease liabilities as at December 31, 2021 and 2020 are reported in the tables below.

	31/12/21	31/12/20
Less than one year	13,130	13,039
One to five years	38,419	35,461
More than five years	14,305	14,154
Total undiscounted lease liabilities	65,854	62,654